UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-6024
THE INDONESIA FUND, INC.
(Exact name of registrant as specified in charter)
c/o Credit Suisse Asset Management, LLC 466 Lexington Avenue New York, New York		10017
(Address of principal executive offices)		(Zip code)
Michael A. Pignataro 466 Lexington Avenue New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 875-3500

Date of fiscal year end:	December 31st

Date of reporting period:	July 1, 2004 to September 30, 2004

Item 1:           Schedule of Investments

The Indonesia Fund, Inc.

Schedule of Investments - September 30, 2004 (unaudited)

	No. of
Description	Shares	Value
EQUITY SECURITIES-99.14%

Indonesia-85.20%

Automotive-6.72%
PT Astra International Tbk	3,203,461	$2,400,796

Banks-16.40%
PT Bank Central Asia Tbk	7,728,000	1,689,177
PT Bank Danamon Indonesia Tbk	2,864,000	1,167,422
PT Bank Mandiri	6,914,000	1,096,492
PT Bank Rakyat Indonesia	8,483,000	1,904,019
		5,857,110
Building & Construction-Miscellaneous-1.15%
PT Adhi Karya Tbk†	8,617,000	409,213

Building Products-Cement/Aggregate-0.63%
PT Indocement Tunggal Prakarsa Tbk†	1,055,000	224,628

Finance-Consumer Loans-1.07%
PT Adira Dinamika Multi Finance Tbk†	1,351,000	383,472

Food & Kindred Products-2.14%
PT Indofood Sukses Makmur Tbk	10,336,000	764,024

Machinery-Construction & Mining-3.61%
PT United Tractors Tbk†	8,134,200	1,289,687

Medical-Drugs-4.38%
PT Kalbe Farma Tbk	23,249,800	1,056,055
PT Tempo Scan Pacific Tbk	680,000	507,252
		1,563,307
Retail-Major Department Stores-3.59%
PT Matahari Putra Prima Tbk	5,372,000	352,964
PT Ramayana Lestari Sentosa Tbk	1,997,500	928,800
		1,281,764
Soap & Cleaning Preparation-1.67%
PT Unilever Indonesia Tbk	1,678,000	596,069

Telecommunications-23.76%
PT Indonesian Satellite Corp. Tbk†	2,723,000	1,268,768
PT Telekomunikasi Indonesia	15,902,560	7,215,948
		8,484,716
Tobacco-20.08%
PT Gudang Garam Tbk	1,217,500	1,732,951
PT Hanjaya Mandala Sampoerna Tbk	8,154,000	5,438,072
		7,171,023
Total Indonesia
(Cost $19,342,620)		30,425,809

China-1.03%
Automotive-1.03%
Brilliance China Automotive Holdings Ltd. (Cost $427,878)	1,851,000	369,414

Hong Kong-3.90%

Apparel Manufacturers-1.34%
Ports Design Ltd.	259,000	477,649

Audio/Video Products-0.97%
Ngai Lik Industrial Holding Ltd.	964,000	347,337

Insurance-0.91%
Pacific Century Insurance Holdings Ltd.	903,000	324,478

Real Estate Operating/Development-0.68%
Sino Land Company Ltd.	327,000	243,051

Total Hong Kong
(Cost $1,102,698)		1,392,515

India-1.39%
Automotive-1.39%
ABN NV-Maruti Udyog Ltd. (Cost $597,612)	64,400	$496,020

Singapore-6.03%
Computers-Memory Devices-0.93%
Norelco Centreline Holdings Ltd.	591,000	333,412

Internet Application Software-2.02%
Horizon Education and Technologies Ltd.†	6,389,000	719,882

Metal Products-Fasteners-1.32%
Unisteel Technology Ltd.	617,000	472,352

Publishing-Newspapers-1.76%
Singapore Press Holdings Ltd.	223,250	627,874

Total Singapore
(Cost $1,627,843)		2,153,520

Thailand-1.59%
Banks-1.59%
Siam City Bank Public Company Ltd. (Cost $511,851)	1,034,000	566,610

TOTAL EQUITY SECURITIES
(Cost $23,610,502)		35,403,888

	Principal Amount
	(000’s)
SHORT-TERM INVESTMENT-1.18%
Grand Cayman-1.18%
Brown Brothers Harriman & Co., overnight deposit, 1.05%, 10/01/04* (Cost $423,000)	$423	423,000

Total Investments-100.32%
(Cost $24,033,502)		35,826,888

Liabilities in Excess of Cash and Other Assets-(0.32)%		(115,697)

NET ASSETS-100.00%		$35,711,191

†                  Security is non-income producing.

*                 Variable rate account.  Rate resets on a daily basis; amounts are available on the same business day.

Security Valuation - The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  The Fund’s equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest ask quotation in the case of a short sale of securities.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that this method would not represent fair value.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time, but after the close of the securities’ primary market, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities.  The Fund’s estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell.

Federal Income Tax Cost - At September 30, 2004, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $25,491,674, $10,754,184, $(418,970) and $10,335,214, respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders.  This information is also available on the Fund’s website at http://www.csam.com/us as well as on the website of the Securities and Exchange Commission - http://www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)                                  As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.                                       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INDONESIA FUND, INC.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Michael E. Kenneally
Name:	Michael E. Kenneally
Title:	Chief Executive Officer
Date:	November 24, 2004

/s/ Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	November 24, 2004